Retirement Plan - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan [Abstract]
Matching contributions	0.00%	0.00%	0.00%